UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Report Pursuant to Section 15G of The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the quarterly reporting period July 1, 2023 to September 30, 2023
Date of Report (Date of earliest event reported)
November 14, 2023

LendingClub Bank, National Association[1]
(Exact name of securitizer as specified in its charter)
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001987690

Riley Long
Treasurer
(415) 767-3126
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	_________________________________________________
_________________________________________________ (Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	_________________________________________________
Central Index Key Number of underwriter (if applicable):	_________________________________________________
1 LendingClub Bank, National Association, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities sponsored by it and outstanding during the reporting period in the unsecured personal loan asset class, including asset-backed securities issued by each series of LendingClub Structured Loan Certificate Issuer Trust.

SIGNATURE(S)

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LendingClub Bank, National Association
as securitizer

Date:	November 14, 2023	By:	/s/ Riley Long
Riley Long
Treasurer